AMG TimesSquare International Small Cap Fund
AMG TimesSquare International Small Cap Fund
INVESTMENT OBJECTIVE
The AMG TimesSquare International Small Cap Fund (the “Fund”) investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMG TimesSquare International Small Cap Fund	Class N	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG TimesSquare International Small Cap Fund		Class N	Class I	Class Z
Management Fee		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.48%	0.28%	0.23%
Acquired Fund Fees & Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.24%	1.04%	0.99%
[1]	Expense information has been restated to reflect current fees. These amounts do not reflect expenses equal to 0.07% paid by the Fund to AMG Funds LLC (the "Investment Manager") during the prior fiscal year pursuant to the Fund's contractual expense limitation agreement, which provides for the recoupment of previously waived management fees and/or reimbursed expenses in certain circumstances when the Fund's Total Annual Fund Operating Expenses fall below the level in effect when such amounts were waived and/or reimbursed.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG TimesSquare International Small Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	126	393	681	1,500
Class I	106	331	574	1,271
Class Z	101	315	547	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and/or investments that expose the Funds to such issuers, and the Fund will invest in and/or have investments that expose the Fund to a minimum of three countries, excluding the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains a principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.

The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadviser considers non-U.S. small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI EAFE Small Cap Index. As of March 1, 2018, the date of the latest rebalance of the MSCI EAFE Small Cap Index, the range of market capitalizations was $342 million to $3.62 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s small market capitalization range. Because of this, the Fund may have less than 80% of its net assets in equity securities of small cap companies at any given time. The Fund may invest in securities of issuers located in emerging markets countries. To gain exposure to foreign issuers, the Fund also may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.

TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
  Revenue growth and profitability should drive equity returns over the long term.
  Early-stage and traditional growth companies should provide the greatest opportunity.
  Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.
  A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in each of the consumer discretionary, industrials and financials sectors may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.  The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.  Unique risks of the financial sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I.

Because the Fund’s Class I shares have not operated for a full calendar year, performance history for this share class is not available. Class I shares would have similar annual returns as Class N and Class Z shares because all of the classes are invested in the same portfolio of securities. However, Class I shares are subject to different expenses than Class N and Class Z shares, and Class I performance would vary to that extent.

To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class Z)

Best Quarter: 11.68% (1st Quarter 2017) Worst Quarter: -7.03% (4th Quarter 2016)
Average Annual Total Returns as of 12/31/17
Average Annual Total Returns - AMG TimesSquare International Small Cap Fund	1 Year	Since Inception [1]	Inception Date
Class Z	38.86%	14.77%	Jan. 02, 2013
Class Z | Return After Taxes on Distributions	38.62%	13.91%	Jan. 02, 2013
Class Z | Return After Taxes on Distributions and Sale of Fund Shares	22.29%	11.60%	Jan. 02, 2013
Class N	38.63%	14.56%	Jan. 02, 2013
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	33.01%	12.51%
[1]	Performance shown reflects the performance since the inception of the Fund’s Class N and Class Z shares on January 2, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only, and after-tax returns for Class N and Class I shares will vary.